Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
16.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivatives held by us as of December 31, 2013 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Derivatives liability (current liabilities)	$0
Interest rate swaps	Derivatives liability (current liabilities)	0

Derivatives held by us as of December 31, 2012 consist of the following (all amounts in thousands):

Derivative Instrument	Balance Sheet Location	Fair Value
Currency forward contracts	Prepaid expenses and other current assets	$(14)
Interest rate swaps	Derivatives liability (noncurrent liabilities)	(155)

Currency Forward Contracts

CTSAS’ functional currency is the Euro. Periodically, CTSAS purchases inventory from CTI, which requires payment in U.S. dollars. Beginning in 2009, and only under certain circumstances, the Company utilizes currency forward contracts to mitigate CTSAS’ exposure to changes in the Euro-to-U.S. dollar exchange rate upon payment of these inventory purchases. Such currency forward contracts typically have durations of less than six months. These currency forward contracts are reported at their fair value. This relationship has not been designated as a hedge and therefore all changes in these currency forward contracts’ fair value are recorded in other income, net within the accompanying consolidated statements of comprehensive loss. The Company held one such currency forward at December 31, 2012. See Note 23 for a description of how the Company estimates the fair value of these contracts.

Interest Rate Swaps

In December 2008, the Company entered into two pay-fixed, receive-variable, interest rate swaps to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan and the Real Estate Loan. Both relationships are designated as cash flow hedges and meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to be 100% effective and all changes in the fair value of the interest rate swaps are recorded in comprehensive income (loss). See Note 20 for a description of changes in accumulated other comprehensive income (loss) due to derivatives and hedging activities. Such changes were due to unrealized gains and losses on the interest rate swaps. These unrealized gains and losses must be reclassified in whole or in part into earnings if, and when, a comparison of the swap(s) and the related hedged cash flows demonstrates that the shortcut method is no longer applicable. These hedges met the criteria of the shortcut method for the duration of the hedging relationship, which ended on December 19, 2013, and therefore, the Company will not reclassify any portion of these unrealized losses from accumulated other comprehensive loss to earnings in the future. See Note 23 for a description of how the fair value of these swaps was estimated.

Effect of Derivatives on Statements of Comprehensive Loss

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive loss for year ended December 31, 2013 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(59)	$97	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$0

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2013.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2013.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2013.

The effect of derivative instruments (a) designated as cash flow hedges and (b) not designated as hedging instruments on our consolidated statement of comprehensive loss for year ended December 31, 2012 was as follows (all amounts in thousands):

	Gain (Loss)	Gain (Loss)	Gain (Loss)
	In AOCL (1)	Reclassified (2)	in Earnings (3)
Derivatives designated as cash flow hedges:
Interest rate swaps, net of taxes of $(45)	$73	$0	$0
Derivatives not designated as hedging instruments:
Currency forward contracts	$0	$0	$(18)

(1)	Amount recognized in accumulated other comprehensive loss (AOCL) (effective portion and net of taxes) during 2012.
(2)	Amount of gain (loss) originally recorded in AOCL but reclassified from AOCL into earnings during 2012.
(3)	Amount of gain (loss) recognized in earnings on the derivative (ineffective portion and amount excluded from effectiveness testing) reported in other income, net during 2012.